other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2020
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2020	2019
Contract liabilities	24	$61	$70
Other		5	7
Deferred revenues		66	77
Pension benefit liabilities	15(b)	926	580
Other post-employment benefit liabilities		64	53
Restricted share unit and deferred share unit liabilities		17	42
Derivative liabilities	4(h)	155	26
Investment in real estate joint ventures	21(b)	12	5
Other		15	10
		1,255	793
Deferred customer activation and connection fees	24	10	13
		$1,265	$806